Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000136353 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	$ 1,000,000		$ 1,084,656	$ 1,358,782	$ 1,073,796	$ 1,273,639	$ 1,783,947	$ 2,220,630	$ 1,467,588	$ 1,560,158	$ 1,853,250	$ 2,269,100
C000136352 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		10,850	13,589	10,734	12,731	17,814	22,156	14,636	15,545	18,467	22,588
C000136351 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Deferred Sales Charge - 1.00%
Accumulated Value	10,000		10,738	13,323	10,419	12,227	16,947	20,861	13,644	14,344	16,867	20,428
C000136350 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Sales Charge - 5.75%
Accumulated Value	9,427		10,193	12,744	10,043	11,879	16,585	20,572	13,555	14,362	17,011	20,753
MSCI Emerging Markets C000136353 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,092,700	1,381,719	1,208,728	1,352,083	1,463,630	1,711,862	1,180,671	1,308,183	1,639,415	2,097,100
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Accumulated Value	$ 10,000		$ 10,927	$ 13,817	$ 12,087	$ 13,521	$ 14,636	$ 17,119	$ 11,807	$ 13,082	$ 16,394	$ 20,971